Insurance (Details Narrative) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Springleaf Insurance Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practice, Period that the ordinary dividends can be paid without prior approval	12 months
Maximum dividend distribution without prior approval from regulatory agency, percent	10.00%
Statutory Accounting Practice, Period that the extraordinary dividends can be paid without prior approval	12 months
Maximum extraordinary dividend distribution without prior approval from regulatory agency, percent	10.00%
Dividends paid	$ 63	$ 100	$ 57
Cash dividends from subsidiaries			$ 18
OneMain Insurance Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practice, Period that the ordinary dividends can be paid without prior approval	12 months
Maximum dividend distribution without prior approval from regulatory agency, percent	10.00%
Statutory Accounting Practice, Period that the extraordinary dividends can be paid without prior approval	12 months
Maximum extraordinary dividend distribution without prior approval from regulatory agency, percent	10.00%
Cash dividends from subsidiaries	$ 105	$ 68